Significant Accounting Policies - Summary of Revenue Recognized Over Time Versus at Point in Time (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Revenue	$ 24,520	$ 24,518	$ 20,665
Point-in-Time
Disclosure of detailed information about financial instruments [line items]
Revenue	22,175	22,235	18,677
Over Time
Disclosure of detailed information about financial instruments [line items]
Revenue	$ 2,345	$ 2,283	$ 1,988